Share Capital (Details) - Schedule of Stock Options Outstanding	12 Months Ended
Mar. 31, 2024 $ / shares shares
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number Outstanding	3,560,526
Weighted average exercise price | $ / shares	$ 0.79
Average Remaining Contractual Life	3 years 2 months 26 days
Number Exercisable | shares	3,560,526
February 9, 2026 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number Outstanding	694,737
Weighted average exercise price | $ / shares	$ 0.8
Average Remaining Contractual Life	1 year 10 months 9 days
Number Exercisable | shares	694,737
February 11, 2026 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number Outstanding	342,105
Weighted average exercise price | $ / shares	$ 1.33
Average Remaining Contractual Life	1 year 10 months 13 days
Number Exercisable | shares	342,105
May 14, 2026 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number Outstanding	223,684
Weighted average exercise price | $ / shares	$ 1.33
Average Remaining Contractual Life	2 years 1 month 13 days
Number Exercisable | shares	223,684
July 13, 2026 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number Outstanding	236,842
Weighted average exercise price | $ / shares	$ 0.95
Average Remaining Contractual Life	2 years 3 months 10 days
Number Exercisable | shares	236,842
January 6, 2027 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number Outstanding	63,158
Weighted average exercise price | $ / shares	$ 1.33
Average Remaining Contractual Life	2 years 9 months 7 days
Number Exercisable | shares	63,158
June 4, 2028 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding [Line Items]
Number Outstanding	2,000,000
Weighted average exercise price | $ / shares	$ 0.59
Average Remaining Contractual Life	4 years 2 months 4 days
Number Exercisable | shares	2,000,000